Selling, General and Administrative Expenses - Summary of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Demand generation expenses	$ 272,009	$ 291,821	$ 198,787
Technology expenses	120,024	131,408	115,227
Depreciation and amortization	332,775	251,198	217,223
Share-based payments	244,856	196,167	291,633
General and administrative	729,857	591,644	504,346
Other items	34,082	18,730	24,267
Selling, general and administrative expenses	$ 1,733,603	$ 1,480,968	$ 1,351,483